Income Tax - Schedule of Reconciliation of the Federal Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
Permanent book/tax difference			(16.38%)	(136.08%)
Prior year - M&A (dead deal costs)			0.00%	503.71%
True up - 2023 temporary difference			(75.39%)	0.00%
Change in valuation allowance			54.50%	(388.63%)
Income tax provision	(2.47%)	(14.43%)	(16.27%)	0.00%